Discontinued Operations - Summarized Results of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 274,086	$ 265,358	$ 285,018
Cost of sales	190,426	182,949	193,735
Selling, general and administrative expense	62,728	59,548	59,887
Interest expense	10		685
Other expense (income), net	608	219	(8)
Income from operations of discontinued operations	20,314	22,642	30,719
Provision for income taxes	8,933	8,095	11,357
Income from discontinued operations, including taxes	$ 11,381	$ 14,547	$ 19,362